Financial instruments - Fair Value of Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Fair Value of Financial Instruments [Line Items]
Note payable to related party	$ 30,493	$ 0
Cross currency swap
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	84,542
Interest rate swaps
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	19,325
Level 1
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	1,706,900		$ 1,178,581
Total financial assets	1,706,900	1,178,581
Long-term debt	2,316,586	1,495,153
Convertible debentures	623	623
Total financial liabilities	2,317,209	1,495,776
Level 2
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	20,015		27,072
Development loans and other receivables	31,088	37,984
Derivative Asset	194	16
Total financial assets	51,297	65,072
Long-term debt	2,823,473	2,788,915
Note payable to related party	30,493
Convertible debentures	0
Derivative financial instruments, liabilities	104,481	83,837
Total financial liabilities	2,974,012	2,887,872
Level 2 | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative Asset	194	16
Derivative financial instruments, liabilities	614	2,072
Level 2 | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	84,543	81,765
Level 2 | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	19,324
Level 2 | Series C Preferred Stock
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C	15,565	15,120
Level 3
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	110,514		$ 88,494
Development loans and other receivables	0	0
Derivative Asset	51,913	85,688
Total financial assets	162,427	174,182
Derivative financial instruments, liabilities	5,929	827
Total financial liabilities	5,929	827
Level 3 | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset	51,525	65,304
Derivative financial instruments, liabilities	5,597	789
Level 3 | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset	388
Derivative financial instruments, liabilities	332
Level 3 | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset		20,384
Derivative financial instruments, liabilities		38
Level 3 | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative Asset	0
Carrying amount
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	1,837,429	1,294,147
Development loans and other receivables	23,804	37,050
Derivative Asset	52,107	85,704
Total financial assets	1,913,340	1,416,901
Long-term debt	4,538,470	3,931,868
Convertible debentures	295	342
Derivative financial instruments, liabilities	110,410	84,664
Total financial liabilities	4,693,366	4,030,667
Carrying amount | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset	51,525	65,304
Derivative financial instruments, liabilities	5,597	789
Carrying amount | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset	388
Derivative financial instruments, liabilities	332
Carrying amount | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset		20,384
Derivative financial instruments, liabilities		38
Carrying amount | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative Asset	194	16
Derivative financial instruments, liabilities	614	2,072
Carrying amount | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	84,543	81,765
Carrying amount | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	19,324
Carrying amount | Series C Preferred Stock
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C	13,698	13,793
Fair value
Fair Value of Financial Instruments [Line Items]
Long-term investments carried at fair value	1,837,429	1,294,147
Development loans and other receivables	31,088	37,984
Derivative Asset	52,107	85,704
Total financial assets	1,920,624	1,417,835
Long-term debt	5,140,059	4,284,068
Note payable to related party	30,493
Convertible debentures	623	623
Derivative financial instruments, liabilities	110,410	84,664
Total financial liabilities	5,297,150	4,384,475
Fair value | Energy contracts | Designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset	51,525	65,304
Derivative financial instruments, liabilities	5,597	789
Fair value | Energy contracts | Not designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset	388
Derivative financial instruments, liabilities	332
Fair value | Energy contracts | Not designated as a hedge | Cash flow hedge
Fair Value of Financial Instruments [Line Items]
Derivative Asset		20,384
Derivative financial instruments, liabilities		38
Fair value | Commodity contracts for regulatory operations
Fair Value of Financial Instruments [Line Items]
Derivative Asset	194	16
Derivative financial instruments, liabilities	614	2,072
Fair value | Cross currency swap | Designated as a hedge | Net Investment Hedging
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	84,543	81,765
Fair value | Interest rate swaps | Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Derivative financial instruments, liabilities	19,324
Fair value | Series C Preferred Stock
Fair Value of Financial Instruments [Line Items]
Preferred shares, Series C	$ 15,565	$ 15,120